INCOME TAX (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
INCOME TAX
Schedule of Income (Loss) Before Income Taxes
	Three Months ended September 30,
	2025	2024

Tax jurisdiction from:
- Local (US regime)	$(818,296)	$(227,398)
- Foreign, including
British Virgin Island	(8,467)	690,229
Malaysia	(92,834)	(101,387)
Labuan, Malaysia	42	(6,729)

(Loss) Profit before income taxes	$(919,555)	$354,715

	Years ended June 30,
	2025	2024

Tax jurisdiction from:
- Local (US regime)	$(4,845,138)	$(2,444,654)
- Foreign, including
British Virgin Island	472,865	(160,538)
Malaysia	(398,431)	(578,231)
Labuan, Malaysia	(12,309)	(4,239)

Loss before income taxes	$(4,783,013)	$(3,187,662)

Schedule of Provision for Income Taxes
Three Months ended September 30,
	2025	2024

Current tax:
- Local	$-	$-
- Foreign	-	-

Deferred tax
- Local	-	-
- Foreign	-	-

Income tax expense (benefit)	$-	$-

Years ended June 30,
	2025	2024

Current tax:	$-	$-
- Local	-	-
- Foreign	-	-

Deferred tax
- Local	-	-
- Foreign	-	-

Income tax expense (benefit)	$-	$-

Schedule of Effective Tax Rate
	Three Months ended September 30,
	2025	2024

Loss before income taxes	$(92,834)	$(101,387)
Statutory income tax rate	24%	24%
Income tax expense at statutory rate	(22,280)	(24,333)
Non-deductible items	3,293	14,227
Tax losses unable to be carried forward	(10)	1,615
Valuation allowance	18,997	8,491
Income tax expense	$-	$-

	Years ended June 30,
	2025	2024

Loss before income taxes	$(398,431)	$(578,231)
Statutory income tax rate	24%	24%
Income tax expense at statutory rate	(95,623)	(138,775)
Non-deductible items	50,953	47,265
Tax losses unable to be carried forward	2,954	1,017
Valuation allowance	41,716	90,493
Income tax expense	$-	$-

Schedule of Significant Components of the Deferred Tax Assets
	September 30, 2025	June 30, 2025

Deferred tax assets:
Net operating loss carryforwards, from
US tax regime	$2,182,433	$2,090,051
Malaysia tax regime	273,473	249,972
Less: valuation allowance	(2,455,906)	(2,340,023)
Deferred tax assets, net	$-	$-

	As of June 30,
	2025	2024

Deferred tax assets:
Net operating loss carry forwards, from
US tax regime	$2,090,051	$1,439,384
Malaysia tax regime	249,972	205,026
Less: valuation allowance	(2,340,023)	(1,644,410)
Deferred tax assets, net	$-	$-